Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000018285 [Member] | Federal National Mortgage 3 643 08 26 26 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000018285 [Member] | Freddie Mac Discount Notes 3 588 08 20 26 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000018285 [Member] | Federal National Mortgage 3 615 08 17 26 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000018285 [Member] | Federal Home Loan Banks 3 633 07 28 26 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000018285 [Member] | Freddie Mac Discount Notes 3 632 07 20 26 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000018285 [Member] | U S Treasury Bills 3 646 07 16 26 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000018285 [Member] | Federal National Mortgage 3 623 07 15 26 [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000018285 [Member] | U S Treasury Bills 3 632 08 04 26 [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000018285 [Member] | U S Treasury Bills 3 627 08 11 26 [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000018285 [Member] | Tennessee Valley Authority 3 590 07 08 26 [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000018286 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[1]
C000018286 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	44.20%	[1]
C000018286 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%	[1]
C000018286 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
C000018286 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%	[1]
C000018286 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[1]
C000018286 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
C000018286 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018286 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	28.40%
C000018286 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.20%
C000018286 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
C000018286 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018287 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018287 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018287 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018287 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000018287 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000018287 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000018287 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000018287 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000018287 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000018287 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000018287 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[2]
C000018287 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[2]
C000018287 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[2]
C000018287 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[2]
C000018287 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[2]
C000018287 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[2]
C000018287 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[2]
C000018287 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[2]
C000018287 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	38.10%	[2]
C000018287 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[2]
C000018287 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[2]
C000018288 [Member] | Cloudflare Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000018288 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000018288 [Member] | IDEXX Laboratories Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000018288 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000018288 [Member] | Snowflake Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000018288 [Member] | Fastenal Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000018288 [Member] | Datadog Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000018288 [Member] | Edwards Lifesciences Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000018288 [Member] | Novanta Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000018288 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000018288 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[3]
C000018288 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[3]
C000018288 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[3]
C000018288 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[3]
C000018288 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%	[3]
C000018288 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%	[3]
C000018288 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.70%	[3]
C000018288 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%	[3]
C000018288 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[3]
C000018289 [Member] | Everest Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000018289 [Member] | Agree Realty Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000018289 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018289 [Member] | Fox Corp Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018289 [Member] | PPL Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018289 [Member] | Wintrust Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000018289 [Member] | The PNC Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000018289 [Member] | Lamar Advertising Co Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000018289 [Member] | Littelfuse Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000018289 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000018289 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[4]
C000018289 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[4]
C000018289 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[4]
C000018289 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[4]
C000018289 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[4]
C000018289 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[4]
C000018289 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[4]
C000018289 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[4]
C000018289 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[4]
C000018289 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%	[4]
C000018289 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%	[4]
C000018290 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000018290 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000018290 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000018290 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000018290 [Member] | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000018290 [Member] | Aon PLC Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000018290 [Member] | Moody s Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000018290 [Member] | Hubbell Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000018290 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000018290 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000018290 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[5]
C000018290 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[5]
C000018290 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[5]
C000018290 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[5]
C000018290 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[5]
C000018290 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[5]
C000018290 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[5]
C000018290 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.80%	[5]
C000018290 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[5]
C000018290 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[5]
C000018291 [Member] | Enterprise Products Partners LP [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018291 [Member] | Becton Dickinson And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018291 [Member] | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018291 [Member] | Packaging Corp of America [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018291 [Member] | Evergy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018291 [Member] | Labcorp Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018291 [Member] | Henry Schein Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018291 [Member] | Commerce Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018291 [Member] | Zimmer Biomet Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018291 [Member] | Kimberly Clark Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000018291 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[6]
C000018291 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[6]
C000018291 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[6]
C000018291 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[6]
C000018291 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[6]
C000018291 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[6]
C000018291 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[6]
C000018291 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%	[6]
C000018291 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[6]
C000018291 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%	[6]
C000018291 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%	[6]
C000018292 [Member] | Agree Realty Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000018292 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000018292 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000018292 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000018292 [Member] | American Tower Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000018292 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000018292 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000018292 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000018292 [Member] | Sun Communities Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000018292 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000018292 [Member] | Apartment Building [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[7]
C000018292 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%	[7]
C000018292 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[7]
C000018292 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%	[7]
C000018292 [Member] | Storage And Warehousing [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[7]
C000018292 [Member] | Single Tenant [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[7]
C000018292 [Member] | Office Property [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[7]
C000018292 [Member] | Manufactured Homes [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[7]
C000018292 [Member] | Strip Centers [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[7]
C000018292 [Member] | Hotels And Resorts [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[7]
C000018292 [Member] | Regional Malls [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[7]
C000018292 [Member] | Lodging [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[7]
C000018292 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[7]
C000018293 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[8]
C000018293 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%	[8]
C000018293 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	43.80%	[8]
C000018293 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[8]
C000018293 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%	[8]
C000018293 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[8]
C000018293 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018293 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.10%
C000018293 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000018293 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	38.50%
C000018293 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000018293 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
C000018294 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[9]
C000018294 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	55.70%	[9]
C000018294 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	36.80%	[9]
C000018294 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[9]
C000018294 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[9]
C000018294 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000018294 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018295 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000018295 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000018295 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000018295 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000018295 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000018295 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000018295 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000018295 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000018295 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000018295 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000018295 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[10]
C000018295 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[10]
C000018295 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[10]
C000018295 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[10]
C000018295 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[10]
C000018295 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[10]
C000018295 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	55.60%	[10]
C000018295 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[10]
C000018295 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[10]
C000018296 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000018296 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000018296 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000018296 [Member] | RTX Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000018296 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000018296 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000018296 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000018296 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000018296 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000018296 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000018296 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[11]
C000018296 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[11]
C000018296 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[11]
C000018296 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[11]
C000018296 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[11]
C000018296 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[11]
C000018296 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[11]
C000018296 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[11]
C000018296 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%	[11]
C000018296 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%	[11]
C000018296 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%	[11]
C000018297 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000018297 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000018297 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000018297 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000018297 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000018297 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000018297 [Member] | U S Treasury Notes 3 625 10 31 30 [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000018297 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000018297 [Member] | U S Treasury Notes 3 500 02 28 31 [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000018297 [Member] | CenterPoint Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000018297 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[12]
C000018297 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[12]
C000018297 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[12]
C000018297 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[12]
C000018297 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[12]
C000018297 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[12]
C000018297 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%	[12]
C000018297 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[12]
C000018297 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[12]
C000018297 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%	[12],[13]
C000018298 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000018298 [Member] | Galderma Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000018298 [Member] | Infineon Technologies AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000018298 [Member] | The Coca Cola Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000018298 [Member] | InterContinental Hotels Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000018298 [Member] | Games Workshop Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000018298 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000018298 [Member] | TC Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000018298 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000018298 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000018298 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000018298 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[14]
C000018298 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[14]
C000018298 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[14]
C000018298 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[14]
C000018298 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[14]
C000018298 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[14]
C000018298 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[14]
C000018298 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.00%	[14]
C000018298 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%	[14]
C000018298 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[14]
C000018298 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	10.70%
C000018298 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.40%
C000018298 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	18.00%
C000018298 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	7.60%
C000018298 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.30%
C000018298 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.30%
C000018298 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	12.80%
C000018298 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	7.40%
C000018298 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	4.80%
C000018299 [Member] | Columbia Banking System Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018299 [Member] | Renasant Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000018299 [Member] | Nicolet Bankshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000018299 [Member] | Jackson Financial Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000018299 [Member] | Valley National Bancorp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018299 [Member] | Atlantic Union Bankshares Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018299 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018299 [Member] | COPT Defense Properties [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018299 [Member] | Glacier Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018299 [Member] | Terex Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018299 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[15]
C000018299 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[15]
C000018299 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[15]
C000018299 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[15]
C000018299 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[15]
C000018299 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[15]
C000018299 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[15]
C000018299 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[15]
C000018299 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[15]
C000018299 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%	[15]
C000018299 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%	[15]
C000018300 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018300 [Member] | Glaukos Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000018300 [Member] | Ligand Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000018300 [Member] | Tower Semiconductor Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018300 [Member] | CECO Environmental Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018300 [Member] | Revolution Medicines Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018300 [Member] | Legence Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018300 [Member] | Mirum Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000018300 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018300 [Member] | OSI Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018300 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[16]
C000018300 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[16]
C000018300 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[16]
C000018300 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[16]
C000018300 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[16]
C000018300 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[16]
C000018300 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[16]
C000018300 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%	[16]
C000018300 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%	[16]
C000018300 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%	[16]
C000018300 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[16]
C000063367 [Member] | Penn Series Large Core Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063367 [Member] | Penn Series Mid Core Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063367 [Member] | Penn Series Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063367 [Member] | Penn Series Quality Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063367 [Member] | Penn Series Large Growth Stock Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000063367 [Member] | Penn Series Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000063367 [Member] | Penn Series Developed International Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000063367 [Member] | Penn Series International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000063367 [Member] | Penn Series Flexibly Managed Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000063367 [Member] | Penn Series Index 500 Fund [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%
C000063367 [Member] | Domestic REITs [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063367 [Member] | Short Term Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000063367 [Member] | High Yield Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000063367 [Member] | Emerging Markets Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000063367 [Member] | Small Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063367 [Member] | Small Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063367 [Member] | Mid Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063367 [Member] | Mid Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000063367 [Member] | Intermediate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000063367 [Member] | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000063367 [Member] | Large Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	27.00%
C000063367 [Member] | Large Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%
C000063368 [Member] | Penn Series Mid Core Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063368 [Member] | Penn Series Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063368 [Member] | Penn Series Quality Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	45.00%
C000063368 [Member] | Penn Series Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063368 [Member] | Penn Series Developed International Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063368 [Member] | Penn Series International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063368 [Member] | Penn Series Flexibly Managed Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000063368 [Member] | Penn Series Index 500 Fund [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000063368 [Member] | Penn Series Limited Maturity Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000063368 [Member] | Penn Series High Yield Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000063368 [Member] | Domestic REITs [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063368 [Member] | Short Term Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000063368 [Member] | High Yield Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000063368 [Member] | Small Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000063368 [Member] | Small Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000063368 [Member] | Mid Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063368 [Member] | Intermediate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	48.00%
C000063368 [Member] | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000063368 [Member] | Large Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000063368 [Member] | Large Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000063369 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000063369 [Member] | Hut 8 Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000063369 [Member] | Krystal Biotech Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000063369 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000063369 [Member] | Argan Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000063369 [Member] | MaxLinear Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000063369 [Member] | Cytokinetics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000063369 [Member] | Viasat Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000063369 [Member] | BrightSpring Health Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000063369 [Member] | Moog Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000063369 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[17]
C000063369 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[17]
C000063369 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[17]
C000063369 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[17]
C000063369 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[17]
C000063369 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[17]
C000063369 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[17]
C000063369 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%	[17]
C000063369 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%	[17]
C000063369 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%	[17]
C000063369 [Member] | Healthcare Services [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%	[17]
C000063370 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000063370 [Member] | Lattice Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000063370 [Member] | Onto Innovation Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000063370 [Member] | BrightSpring Health Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063370 [Member] | SiTime Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000063370 [Member] | Moog Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000063370 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000063370 [Member] | Texas Roadhouse Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000063370 [Member] | Roivant Sciences Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000063370 [Member] | Enpro Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000063370 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[18]
C000063370 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[18]
C000063370 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[18]
C000063370 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%	[18]
C000063370 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%	[18]
C000063370 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.70%	[18]
C000063370 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%	[18]
C000063370 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[18]
C000063371 [Member] | Everest Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000063371 [Member] | UMB Financial Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000063371 [Member] | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000063371 [Member] | IDACORP Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000063371 [Member] | F5 Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000063371 [Member] | Regal Rexnord Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000063371 [Member] | Reliance Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000063371 [Member] | BorgWarner Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000063371 [Member] | The Hanover Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000063371 [Member] | US Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000063371 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[19]
C000063371 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[19]
C000063371 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[19]
C000063371 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[19]
C000063371 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[19]
C000063371 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[19]
C000063371 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[19]
C000063371 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[19]
C000063371 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.50%	[19]
C000063371 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%	[19]
C000063372 [Member] | Penn Series Quality Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	40.20%
C000063372 [Member] | Penn Series Index 500 Fund [Member]
Holdings [Line Items]
Percent of Total Investments	59.80%
C000063372 [Member] | Intermediate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	40.00%
C000063372 [Member] | Index 500 [Member]
Holdings [Line Items]
Percent of Total Investments	60.00%
C000063373 [Member] | Penn Series Large Core Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000063373 [Member] | Penn Series Mid Core Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000063373 [Member] | Penn Series Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063373 [Member] | Penn Series Quality Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	60.90%
C000063373 [Member] | Penn Series Developed International Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063373 [Member] | Penn Series Flexibly Managed Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000063373 [Member] | Penn Series Index 500 Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000063373 [Member] | Penn Series Limited Maturity Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000063373 [Member] | Penn Series High Yield Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000063373 [Member] | Domestic REITs [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063373 [Member] | Short Term Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000063373 [Member] | High Yield Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000063373 [Member] | Mid Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000063373 [Member] | Intermediate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	64.00%
C000063373 [Member] | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063373 [Member] | Large Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000063373 [Member] | Large Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000063374 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000063374 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000063374 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000063374 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000063374 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000063374 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000063374 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000063374 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000063374 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000063374 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000063374 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000063374 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[20]
C000063374 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[20]
C000063374 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[20]
C000063374 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[20]
C000063374 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[20]
C000063374 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[20]
C000063374 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[20]
C000063374 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[20]
C000063374 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[20]
C000063374 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[20]
C000063374 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[20]
C000063374 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.40%
C000063374 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.80%
C000063374 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.70%
C000063374 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	23.80%
C000063374 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	7.20%
C000063374 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000063374 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.40%
C000063374 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	10.10%
C000063374 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.40%
C000063375 [Member] | Capitec Bank Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000063375 [Member] | Contemporary Amperex Technology Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000063375 [Member] | PriceSmart Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000063375 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000063375 [Member] | Accton Technology Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000063375 [Member] | Elite Material Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000063375 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063375 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000063375 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000063375 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000063375 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000063375 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[21]
C000063375 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[21]
C000063375 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[21]
C000063375 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[21]
C000063375 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[21]
C000063375 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[21]
C000063375 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%	[21]
C000063375 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%	[21]
C000063375 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%	[21]
C000063375 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.80%
C000063375 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	25.40%
C000063375 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000063375 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.10%
C000063375 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	18.70%
C000063375 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	9.10%
C000063375 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	6.20%
C000063375 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	12.80%
C000063375 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.10%
C000063376 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000063376 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000063376 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000063376 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000063376 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000063376 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
C000063376 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063376 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000063376 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063376 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000063376 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[22]
C000063376 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[22]
C000063376 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[22]
C000063376 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[22]
C000063376 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[22]
C000063376 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	47.00%	[22]
C000063376 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[22]
C000063376 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%	[22]
C000063377 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000063377 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000063377 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000063377 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000063377 [Member] | United Parcel Service Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000063377 [Member] | Reinsurance Group of America Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000063377 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000063377 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000063377 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000063377 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000063377 [Member] | Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[23]
C000063377 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[23]
C000063377 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[23]
C000063377 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[23]
C000063377 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[23]
C000063377 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[23]
C000063377 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[23]
C000063377 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%	[23]
C000063377 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.10%	[23]
C000063377 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[23]
C000063377 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%	[23]
C000063378 [Member] | Penn Series Mid Core Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063378 [Member] | Penn Series Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063378 [Member] | Penn Series Quality Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	30.00%
C000063378 [Member] | Penn Series Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063378 [Member] | Penn Series Developed International Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063378 [Member] | Penn Series International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063378 [Member] | Penn Series Flexibly Managed Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000063378 [Member] | Penn Series Index 500 Fund [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000063378 [Member] | Penn Series Limited Maturity Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063378 [Member] | Penn Series High Yield Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063378 [Member] | Domestic REITs [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063378 [Member] | Short Term Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063378 [Member] | High Yield Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063378 [Member] | Emerging Markets Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000063378 [Member] | Small Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063378 [Member] | Small Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000063378 [Member] | Mid Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063378 [Member] | Mid Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063378 [Member] | Intermediate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	33.00%
C000063378 [Member] | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000063378 [Member] | Large Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000063378 [Member] | Large Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000063379 [Member] | Penn Series Large Core Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063379 [Member] | Penn Series Mid Core Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063379 [Member] | Penn Series Real Estate Securities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063379 [Member] | Penn Series Quality Bond Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000063379 [Member] | Penn Series Large Growth Stock Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000063379 [Member] | Penn Series Large Cap Value Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000063379 [Member] | Penn Series Developed International Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000063379 [Member] | Penn Series International Equity Fund [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063379 [Member] | Penn Series Flexibly Managed Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000063379 [Member] | Penn Series Index 500 Fund [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%
C000063379 [Member] | Domestic REITs [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000063379 [Member] | Short Term Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063379 [Member] | High Yield Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000063379 [Member] | Emerging Markets Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000063379 [Member] | Small Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063379 [Member] | Small Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000063379 [Member] | Mid Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063379 [Member] | Mid Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000063379 [Member] | Intermediate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000063379 [Member] | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000063379 [Member] | Large Cap Value Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%
C000063379 [Member] | Large Cap Growth Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%

[1]	Source: Independent Rating Agencies such as Moody’s, S&P and Fitch.
[2]	Sector allocation is presented as a percentage of total investments before short-term investments.
[3]	Sector allocation is presented as a percentage of total investments before short-term investments.
[4]	Sector allocation is presented as a percentage of total investments before short-term investments.
[5]	Sector allocation is presented as a percentage of total investments before short-term investments.
[6]	Sector allocation is presented as a percentage of total investments before short-term investments.
[7]	Sector allocation is presented as a percentage of total investments before short-term investments.
[8]	Source: Independent Rating Agencies such as Moody’s, S&P and Fitch.
[9]	Source: Independent Rating Agencies such as Moody’s, S&P and Fitch.
[10]	Sector allocation is presented as a percentage of total investments before short-term investments.
[11]	Sector allocation is presented as a percentage of total investments before short-term investments.
[12]	Sector allocation is presented as a percentage of total investments before short-term investments.
[13]	Includes non-equity investments.
[14]	Sector allocation is presented as a percentage of total investments before short-term investments.
[15]	Sector allocation is presented as a percentage of total investments before short-term investments.
[16]	Sector allocation is presented as a percentage of total investments before short-term investments.
[17]	Sector allocation is presented as a percentage of total investments before short-term investments.
[18]	Sector allocation is presented as a percentage of total investments before short-term investments.
[19]	Sector allocation is presented as a percentage of total investments before short-term investments.
[20]	Sector allocation is presented as a percentage of total investments before short-term investments.
[21]	Sector allocation is presented as a percentage of total investments before short-term investments.
[22]	Sector allocation is presented as a percentage of total investments before short-term investments.
[23]	Sector allocation is presented as a percentage of total investments before short-term investments.